AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	Number
	of Shares	Value
COMMON STOCKS - 88.6%
Advertising — 0.1%
Dentsu, Inc.	1,800	$48,103
Publicis Groupe SA	2,188	62,347
WPP, PLC	3,536	26,911
		137,361
Aerospace/Defense — 0.1%
BAE Systems PLC, SP ADR	3,620	88,979
MTU Aero Engines AG, ADR	562	45,067
Safran SA	348	33,533
Thales SA	486	37,200
		204,779
Agriculture — 0.4%
British American Tabacco, PLC, SP ADR	5,194	208,176
Imperial Brands, PLC, SP ADR	4,665	85,183
Japan Tobacco, Inc.	4,730	93,872
Origin Enterprises, PLC	147,132	452,699
		839,930
Airlines — 0.9%
Latam Airlines Group SA, SP ADR	16,472	18,449
Ryanair Holding, PLC, SP ADR*	29,087	2,087,574
		2,106,023
Apparel — 1.3%
Adidas AG, SP ADR*	1,152	153,423
Gildan Activewear, Inc.*	5,757	80,080
Hermes International	80	66,856
Kering SA	139	72,872
LVMH Moet Hennessy Louis Vuitton SE	5,771	2,421,081
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	168,300
Shenzhou International Group Holdings, Ltd.	4,000	48,134
		3,010,746
Auto Manufacturers — 0.6%
Bayerische Motoren Werke AG, SP ADR	3,309	65,088
Daimler AG	3,623	134,999
Ferrari NV	141	23,974
Ferrari NV	642	108,312
Geely Automobile Holdings, Ltd.	6,982	9,647
Geely Automobile Holdings, Ltd., ADR	883	24,574
Honda Motor Co., Ltd.	4,500	117,174
Hyundai Motor Co.	353	28,066
Nissan Motor Co., Ltd.	10,100	38,276
Peugeot SA	2,962	42,521
Tata Motors, Ltd., SP ADR*	32,755	187,031
Toyota Motor Corp., SP ADR	3,440	433,474
Volkswagen AG, ADR*	5,060	79,847
Volvo AB, Class B	3,636	51,883
		1,344,866
Auto Parts & Equipment — 0.2%
Bridgestone Corp.	19	630
Continental AG	442	43,710
Fuyao Glass Industrials Group, Ltd.(a)	160,400	354,221
Magna International, Inc.	3,010	126,962
Michelin	463	46,861
		572,384
Banks — 5.3%
Australia & New Zealand Banking Group, Ltd.	5,980	71,171
Banco Bilbao Vizcaya Argentaria SA	13,134	40,451
Banco Santander SA	37,238	85,138

Bangkok Bank	208,000	711,458
Bank Central Asia Tbk PT	206,641	367,694
Bank Leumi Le Israel	281,997	1,497,810
Bank Montreal	867	42,752
Bank of China, Ltd.	41,028	15,081
Bank of Ireland Group, PLC	380,563	679,695
Bank of Nova Scotia, (The)	1,749	69,995
Bank Rakyat Indonesia Persero Tbk PT, ADR	2,219	22,157
Bankia SA	40,101	35,310
Barclays PLC	126,063	180,213
Bendigo & Adelaide Bank, Ltd.	12,614	51,809
BNP Paribas SA	2,636	94,858
BOC Hong Kong Holdings, Ltd.	28,000	78,865
CaixaBank SA	52,488	97,640
Canadian Imperial Bank of Commerce	573	36,632
China Construction Bank Corp., ADR	4,083	64,307
China Construction Bank Corp.	453,743	357,864
China Merchants Bank Co., Ltd., ADR	554	13,030
China Merchants Bank Co., Ltd.	6,063	28,569
China Minsheng Banking Corp., Ltd.	77,000	53,762
Commercial International Bank Egypt SAE, ADR	4,572	16,916
Commercial International Bank Egypt SAE	51,427	204,854
Commerzbank AG	18,102	70,180
Commonwealth Bank Of Australia	4,044	171,725
Concordia Financial Group, Ltd.	11,723	38,434
Credicorp, Ltd.	781	107,637
Credit Suisse Group AG	13,720	126,093
Dah Sing Financial Holdings, Ltd.	210,000	587,748
DBS Group Holdings, Ltd.	72,400	1,001,617
Deutsche Bank AG	8,776	73,718
DNB ASA	12,189	166,354
Erste Group Bank AG	4,719	104,379
FinecoBank Banca Fineco SpA	5,751	67,363
Fukuoka Financial Group, Inc.	3,000	48,819
Grupo Aval Acciones y Valores SA, ADR	8,589	37,706
HDFC Bank, Ltd.	84,372	1,068,332
HDFC Bank, Ltd., ADR	10,741	449,296
ICICI Bank, Ltd., SP ADR	81,368	707,902
Industrial & Commerical Bank China, Ltd., ADR	1,942	25,110
Industrial & Commerical Bank China, Ltd.	24,379	15,791
ING Groep NV	7,103	46,181
Japan Post Bank Co., Ltd.	11,181	92,528
Macquarie Group, Ltd.	749	55,089
Mediobanca Banca di Credito Finanziario SpA	3,974	26,142
Mitsubishi UFJ Financial Group Inc., SP ADR	53,334	222,403
National Australia Bank, Ltd.	7,689	90,665
National Australia Bank, Ltd., SP ADR	11,208	65,791
Nedbank Group, Ltd., SP ADR	2,666	14,850
Nordea Bank Abp	93	632
Nordea Bank Abp	11,504	78,352
OTP Bank, PLC	6,310	212,110
Oversea-Chinese Bank Corp., Ltd.	614	3,728
Royal Bank Canada	3,116	202,073
Royal Bank of Scotland Group, PLC	45,883	62,762
Sberbank Russia, SP ADR	22,633	258,922
Shinhan Financial Group Co., Ltd., ADR	9,162	224,469
Societe Generale SA	2,392	35,384
Standard Bank Group, Ltd.	9,099	52,962
Sumitomo Mitsui Financial Group Inc., SP ADR	56,610	326,074
Svenska Handelsbanken AB, Class A	6,031	56,969
Toronto-Dominion Bank, (The)	3,414	146,119
UBS Group AG	13,717	146,849
United Overseas Bank, Ltd.	27	374
Woori Financial Group, Inc., SP ADR	4,696	103,688
		12,311,351

Beverages — 4.6%
Anheuser-Busch InBev SA NV	12,527	584,574
Anheuser-Busch InBev SA NV, SP ADR	2,087	97,839
Carlsberg A/S, Class B	499	64,677
China Resources Beer Holdings Co. Ltd.	10,000	53,326
Coca-Cola Amatil, Ltd.	472,534	2,763,365
Coca-Cola European Partners, PLC	1,540	58,058
Compania Cervecerias Unidas SA, SP ADR	10,551	147,819
Diageo, PLC	102,851	3,588,446
Diageo, PLC, SP ADR	2,586	363,617
Heineken Holding NV	491	40,387
Heineken NV	592	54,202
Kirin Holdings Co., Ltd.	2,057	42,219
Kweichow Moutai Co. Ltd., Class A	2,700	517,531
Suntory Beverage & Food Ltd.	600	24,555
Thai Beverage, PLC	4,860,700	2,174,520
Wuliangye Yibin Co., Ltd., Class A	5,715	118,948
		10,694,083
Biotechnology — 0.2%
BeiGene Ltd., ADR*	238	39,398
CSL Ltd., SP ADR	1,030	95,337
CSL Ltd.	628	116,302
Genmab A/S, SP ADR*	2,330	70,995
Genmab A/S*	184	56,972
		379,004
Building Materials — 1.6%
Anhui Conch Cement Co., Ltd., ADR	455	17,085
Anhui Conch Cement Co., Ltd.	3,500	26,392
Cemex SAB de CV, SP ADR	5,460	13,104
China Resources Cement Holdings, Ltd.	281,454	355,594
CRH, PLC	49,630	1,598,171
CRH, PLC, SP ADR	3,605	115,937
Daikin Industries, Ltd., ADR	1,490	21,888
Daikin Industries, Ltd.	149	21,940
Geberit AG	90	44,036
James Hardie Industries PLC*	2,896	50,028
LafargeHolcim, Ltd.*	2,013	83,933
Semen Indonesia Persero Tbk PT, ADR	2,421	30,553
Sika AG	7,344	1,261,626
TOTO, Ltd.	365	14,534
		3,654,821
Chemicals — 3.2%
Air Liquide SA	19,007	2,584,571
Air Liquide SA, ADR	1,771	48,348
Akzo Nobel NV, SP ADR	2,496	68,690
Asahi Kasei Corp.	6,000	47,687
BASF SE, SP ADR*	9,844	133,780
Covestro AG(a)	1,716	63,796
Croda International PLC	21,450	1,380,016
Fuchs Petrolub SE	24,521	828,945
Givaudan SA, ADR	600	43,200
Givaudan SA	27	97,229
ICL Group, Ltd.	12,592	43,568
Johnson Matthey, PLC	1,377	36,306
Kansai Paint Co., Ltd.	1,360	28,191
Koninklijke DSM NV	561	71,760
LANXESS AG	1,023	53,098
LG Chem, Ltd.	1,001	317,276
Mitsui Chemicals, Inc.	22	459
Nippon Paint Holdings Co., Ltd.	722	50,524
Novozymes A/S, ADR	920	50,352
Novozymes A/S, Class B	19,844	1,083,874
Shin Etsu Chemical Co., Ltd., ADR	2,744	80,015
Shin-Etsu Chemical Co., Ltd.	654	76,592
Solvay SA	373	28,482
Sumitomo Chemical Co., Ltd.	13,000	40,399
Symrise AG	500	55,049

Umicore SA, ADR	3,052	33,801
UPL, Ltd.	8,323	44,851
		7,390,859
Commercial Services — 4.1%
Adecco Group AG	374	17,983
Adyen NV(a)*	749	983,579
ALD SA(a)	58,900	651,762
Amadeus IT Group SA, ADR	1,437	75,083
Amadeus IT Holdings SA	11,975	626,190
Ashtead Group, PLC	2,764	82,539
Bureau Veritas SA	1,739	35,577
China Merchants Port Holdings Co., Ltd.	60,000	73,580
Edenred	1,223	51,176
Experian, PLC	2,543	89,189
IHS Markit, Ltd.	9,420	654,313
Intertek Group, PLC	33,677	2,304,767
Localiza Rent a Car SA, SP ADR	4,006	31,327
New Oriental Education & Tech Group, Inc., SP ADR*	662	79,414
Recruit Holdings Co., Ltd.	3,292	113,399
RELX, PLC	90,181	2,099,000
RELX, PLC, SP ADR	10,586	246,548
Rentokil Initial PLC*	7,414	45,852
Secom Co., Ltd.	358	31,074
SGS SA	373	880,013
Shenzhen International Holdings Ltd.	42,000	70,342
StoneCo Ltd., Class A*	5,106	161,758
TAL Education Group, ADR*	1,488	84,013
Transurban Group	6,366	60,804
		9,549,282
Computers — 0.7%
CGI, Inc.*	1,074	68,478
CyberArk Software Ltd.*	576	59,777
Infosys Ltd., SP ADR	3,783	34,426
Nomura Research Institute Ltd.	47,700	1,264,990
Teleperformance	266	63,339
Wipro Ltd., ADR	38,844	128,574
		1,619,584
Cosmetics/Personal Care — 1.9%
Beiersdorf AG	356	37,394
Essity AB, Class B	1,117	36,996
Estee Lauder Cos., Inc., (The), Class A*	1,629	321,679
Kao Corp.	1,250	100,625
Kao Corp., ADR	7,130	114,437
Kose Corp.	200	25,186
L'Oreal SA	68	19,945
L'Oreal SA, ADR*	3,400	198,390
Natura & Co. Holding SA, ADR*	5,256	72,743
Procter & Gamble Co., (The)	2,083	241,461
Shiseido Co., Ltd.	1,126	69,080
Shiseido Co., Ltd., SP ADR	1,013	62,148
Unicharm Corp.	1,087	40,589
Unilever NV	6,379	328,646
Unilever NV-CVA	54,029	2,792,107
		4,461,426
Distribution/Wholesale — 0.9%
Bunzl, PLC	87,233	2,041,555
ITOCHU Corp.	3,700	79,566
ITOCHU Corp., ADR	426	18,265
Mitsubishi Corp.	81	1,893
Mitsui & Co., Ltd.	5,159	78,453
Mitsui & Co., Ltd., SP ADR	37	11,238
Sumitomo Corp.	15	181
		2,231,151

Diversified Financial Services — 2.4%
ASX, Ltd.	1,017	59,940
B3 SA - Brasil Bolsa Balcao	63,384	541,751
Deutsche Boerse AG	9,942	1,636,968
Deutsche Boerse AG, ADR	7,040	115,667
Guotai Junan Securities Co., Ltd.(a)	33,000	43,702
Hong Kong Exchange & Clearing, Ltd.	1,780	62,644
Japan Exchange Group, Inc., ADR	72,500	1,564,183
KB Financial Group, Inc.	17,167	468,507
KB Financial Group, Inc., ADR	6,431	175,888
London Stock Exchange Group PLC, ADR	2,464	61,575
London Stock Exchange Group, PLC	791	78,896
Nomura Holdings, Inc.	14,100	60,769
Rathbone Brothers, PLC	24,350	436,490
SBI Holdings Inc.	2,600	55,960
Singapore Exchange, Ltd.	32,013	188,080
St James's Place, PLC	5,807	66,237
Standard Life Aberdeen PLC	15,283	49,081
XP, Inc., Class A*	1,587	48,181
		5,714,519
Electric — 0.3%
CLP Holdings, Ltd.	7,947	78,006
E.ON SE	4,210	44,658
Enel SpA	12,990	100,435
Engie SA, SP ADR	8,968	106,809
Fortis, Inc.	2,870	110,093
Iberdrola SA	8,686	94,048
Iberdrola SA, SP ADR	1,618	69,752
Orsted A/S(a)	381	44,808
Power Assets Holdings, Ltd.	8,000	44,797
RWE AG	1,019	33,958
SSE PLC, SP ADR	5,415	82,687
		810,051
Electrical Components & Equipment — 0.7%
Contemporary Amperex Technology Co., Ltd., Class A*	13,344	274,478
Legrand SA	16,406	1,124,087
Schneider Electric SE	698	69,111
Schneider Electric SE, ADR	4,025	80,258
		1,547,934
Electronics — 2.0%
ABB Ltd.	4,533	89,945
Assa Abloy AB, Class B	95,596	1,951,151
Halma, PLC	48,335	1,402,669
Hirose Electric Co., Ltd.	427	51,048
Hon Hai Precision	56,353	142,567
Hoya Corp.	670	63,043
Hoya Corp., SP ADR	487	45,437
ITEQ Corp.	28,153	127,052
Kyocera Corp.	900	48,753
Murata Manufacturing Co., Ltd.	1,119	62,941
Murata Manufacturing Co., Ltd., ADR	5,048	70,873
Nidec Corp.	78	4,801
Nidec Corp., SP ADR	4,640	70,992
Silergy Corp.	8,024	434,358
		4,565,630
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	496	50,659
Engineering & Construction — 0.2%
Ferrovial SA	3,085	84,072
Fraport AG Frankfurt Airport Services Worldwide	1,032	51,632
Grupo Aeroportuario del Pacifico SAB de CV, SP ADR	392	26,033
Grupo Aeroportuario del Sureste SAB de CV, SP ADR	471	48,828
HOCHTIEF AG	774	68,576
Keppel Corp., Ltd.	9,000	37,747
Shimizu Corp.	3,000	25,394
Vinci SA, ADR	3,476	80,608
		422,890

Entertainment — 0.0%
Oriental Land Co., Ltd.	313	45,469
Environmental Control — 0.0%
China Conch Venture Holdings, Ltd.	21,500	97,038
Food — 3.3%
BRF SA, ADR*	12,058	51,608
China Feihe Ltd.(a)*	201,308	365,307
China Mengniu Dairy Co., Ltd.	98,461	355,126
Chocoladefabriken Lindt & Spruengli AG	6	50,262
Cia Brasileira de Distribuicao, SP ADR	2,775	32,218
Coles Group Ltd.	4,109	42,064
Colruyt SA	628	37,905
Danone SA, SP ADR*	4,155	56,841
Dino Polska SA(a)*	1,955	89,196
Foshan Haitian Flavouring & Food Co., Ltd., Class A	23,418	378,757
Glanbia, PLC	82,724	905,247
J Sainsbury PLC	8,762	21,010
JBS SA, SP ADR	4,920	40,295
JBS SA	29,802	122,586
Kerry Group, PLC, Class A	6,651	824,064
Koninklijke Ahold Delhaize NV	696	17,646
Koninklijke Ahold Delhaize NV, SP ADR	4,031	102,206
Meiji Holdings Co., Ltd.	400	30,205
Nestle India Ltd.	2,223	517,498
Nestle SA	12,604	1,368,505
Nestle SA, SP ADR	6,845	739,465
Seven & i Holdings Co., Ltd.	37,800	1,296,582
Seven & i Holdings Co., Ltd., ADR	3,000	51,225
Tesco, PLC	12,787	36,309
Wilmar International Ltd.	29,000	81,928
Woolworths Group, Ltd.	2,137	50,340
Yakult Honsha Co., Ltd.	600	36,860
		7,701,255
Food Service — 0.5%
Compass Group, PLC	69,687	1,021,566
Compass Group, PLC, SP ADR	7,353	107,427
		1,128,993
Forest Products & Paper — 0.0%
Smurfit Kappa Group PLC, ADR	1,402	45,214
Suzano Papel e Celulose SA, SP ADR*	3,142	22,245
UPM-Kymmene Corp.	1,590	45,878
		113,337
Gas — 0.3%
Beijing Enterprises Holdings, Ltd.	11,000	36,723
China Gas Holdings, Ltd.	2,999	10,603
China Resources Gas Group Ltd.	40,104	219,699
Enagas SA	1,404	31,646
ENN Energy Holdings, Ltd.	6,000	70,440
Hong Kong & China Gas Co., Ltd.	19,800	33,405
Indraprastha Gas Ltd.*	16,018	99,790
National Grid, PLC	2,867	32,986
National Grid, PLC, SP ADR	2,605	148,798
Snam SpA	9,397	44,019
		728,109
Hand/Machine Tools — 0.6%
Amada Co., Ltd.	106,700	953,483
Sandvik AB	3,286	54,934
Schindler Holding AG	216	50,439
Techtronic Industrials Co., Ltd.	27,959	243,911
		1,302,767
Healthcare-Products — 2.0%
Alcon, Inc.*	55,102	3,567,071
Alcon, Inc.*	515	32,723
Cochlear, Ltd.*	376	48,493
Coloplast A/S, SP ADR	1,070	17,805
Coloplast A/S, Class B	327	55,307
Essilor International Cie Generale d'Opitque SA	384	49,977
EssilorLuxottica SA, ADR	1,096	71,251

Hengan International Group Co. Ltd.	6,010	49,493
Koninklijke Philips NV	1,861	84,601
QIAGEN NV*	2,099	91,915
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	9,800	382,791
Smith & Nephew PLC	2,242	45,740
Sysmex Corp., ADR	450	17,820
Terumo Corp.	1,362	53,573
		4,568,560
Healthcare-Services — 0.4%
Fresenius Medical Care AG & Co., KGaA, ADR*	1,104	46,589
Fresenius SE & Co., KGaA	707	34,179
Lonza Group AG	182	89,875
Lonza Group AG, ADR*	370	18,223
Ping An Healthcare and Technology Co., Ltd.(a)*	14,405	191,382
Sonic Healthcare Ltd., SP ADR	3,345	62,050
Wuxi Biologics Cayman, Inc.(a)*	28,418	448,770
		891,068
Home Builders — 0.5%
Daiwa House Industry Co., Ltd.	730	18,113
Daiwa House Industry Co., Ltd., ADR	1,099	27,217
Sekisui Chemical Co., Ltd.	75,900	1,063,897
Sekisui House Ltd.	4,000	76,357
		1,185,584
Home Furnishings — 0.1%
Electrolux AB, Class B	972	16,026
Sharp Corp. (Japan)	3,000	32,669
Sony Corp., SP ADR	4,806	311,237
		359,932
Household Products/Wares — 0.2%
Hindustan Unilever Ltd.	12,532	341,897
Reckitt Benckiser Group, SP ADR	9,130	163,240
		505,137
Insurance — 4.8%
Aegon NV	14,288	38,345
Ageas SA/NV	2,481	84,687
AIA Group, Ltd.	140,384	1,151,961
AIA Group, Ltd., SP ADR	12,890	423,823
Allianz SE, ADR	6,060	109,141
Aon, PLC, Class A	16,850	3,318,608
Baloise Holding AG	522	74,696
Cathay Financials Holdings Co., Ltd.	38,000	50,777
China Life Insurance Co., Ltd., ADR	4,936	46,744
China Pacific Insurance Group Co., Ltd.	12,200	33,910
CNP Assurances	12,462	131,844
Dai-ichi Life Holdings, Inc.	6,692	87,790
Hannover Rueck SE	286	46,188
Insurance Australia Group Ltd.	12,776	52,170
Lancashire Holdings, Ltd.	235,970	1,986,669
Legal & General Group PLC	36,815	90,893
Manulife Finanical Corp.	6,860	85,133
MS&AD Insurance Group Holdings, Inc.	1,600	47,128
New China Life Insurance Co. Ltd.	16,800	52,742
NN Group NV	3,039	93,282
PICC Property & Casualty Co., Ltd.	50,000	43,746
Ping An Insurance Group Co. of China, Ltd., ADR	8,016	158,557
Ping An Insurance Group Co. of China, Ltd.	8,171	80,861
Prudential PLC, SP ADR	2,925	37,935
RSA Insurance Group, PLC	8,130	39,815
Sampo, Class A, PLC	38,791	1,393,780
Sanlam Ltd., SP ADR	5,156	33,308
Sony Financial Holdings, Inc.	2,584	62,383
Sun Life Financial, Inc.	2,753	94,703
Suncorp Group, Ltd.	18,597	114,685
T&D Holdings, Inc.	5,200	47,233
Tokio Marine Holdings, Inc.	814	35,319
Topdanmark AS	23,755	988,164
		11,137,020

Internet — 6.0%
51job, Inc., ADR*	1,093	70,488
58.com, Inc., ADR*	597	28,662
Alibaba Group Holdings, Ltd., SP ADR*	22,854	4,739,691
Autohome, Inc., ADR	467	35,926
B2W Cia Digital*	8,696	147,560
Baidu, Inc., SP ADR*	1,335	142,244
Facebook, Inc., Class A*	1,566	352,491
iQIYI, Inc., ADR*	1,374	22,795
JD.com, Inc., ADR*	11,232	610,234
JOYY, Inc., ADR*	721	44,017
Kakao Corp.	1,338	285,747
LINE Corp.*	99	4,957
LINE Corp., SP ADR*	1,409	70,224
Meituan Dianping, Class B*	34,021	647,965
Mercadolibre, Inc.*	321	273,386
Naspers, Ltd.	953	155,142
Naver Corp.	1,033	188,924
NCSoft Corp.	587	374,965
Prosus NV*	949	78,586
SEEK Ltd.	4,272	57,388
SINA Corp. (China)*	739	23,138
Tencent Holdings, Ltd.	78,603	4,256,814
Tencent Holdings, Ltd., ADR	17,513	951,306
Vipshop Holdings, Ltd. ADR*	8,217	142,483
Weibo Corp., SP ADR*	653	20,093
Yandex NV, Class A*	6,027	242,466
		13,967,692
Investment Companies — 2.0%
Groupe Bruxelles Lambert SA	41,561	3,373,178
Kinnevik AB, Class B	849	21,524
Melrose Industries, PLC	905,685	1,305,685
Wendel SA	888	81,959
		4,782,346
Iron/Steel — 0.3%
BlueScope Steel, Ltd.	6,357	46,836
Century Iron & Steel Industrial Co., Ltd.*	47,038	140,299
Cia Siderurgica Nacional SA, SP ADR	41,580	78,586
Fortescue Metals Group, Ltd.	5,658	52,378
Nippon Steel & Sumitomo Metal Corp.	8,000	73,868
Posco, SP ADR	3,580	132,138
Vale SA, SP ADR*	12,347	120,507
voestalpine AG	1,763	34,431
		679,043
Leisure Time — 0.2%
China International Travel Service Corp., Ltd., Class A	23,000	327,010
Shimano, Inc.	236	43,408
		370,418
Lodging — 1.0%
City Developments Ltd.	2,005	10,968
Galaxy Entertainment Group, Ltd.	71,966	491,927
Huazhu Group, Ltd., ADR	7,115	240,629
InterContinental Hotels Group PLC	30,836	1,479,938
Melco Resorts & Entertainment, Ltd., ADR*	988	15,838
Sands China, Ltd., ADR	1,615	63,518
Sands China, Ltd.	8,636	33,923
		2,336,741
Machinery-Construction & Mining — 0.1%
Hitachi Ltd.	901	29,102
Hitachi Ltd., ADR	1,830	120,597
Komatsu, Ltd.	4,400	88,974
Mitsubishi Electical Corp.	3,000	39,604
Mitsubishi Electric Corp., ADR	1,350	35,451
		313,728

Machinery-Diversified — 1.9%
Atlas Copco AB, Class A	1,701	67,283
Atlas Copco AB, Class A, SP ADR	1,656	65,064
CNH Industrial NV	6,623	40,420
Electrolux Professional AB, Class B*	972	3,519
GEA Group AG	60,016	1,798,769
Hefei Meiya Optoelectronic Technology, Inc., Class A	36,900	230,390
Keyence Corp.	1,171	482,334
Kone Corp., Class B	6,089	409,286
Kubota Corp., SP ADR	883	59,788
SMC Corp.	110	55,693
SMC Corp., SP ADR	2,280	57,661
Spirax-Sarco Engineering, PLC	9,114	1,118,570
Sumitomo Heavy Industries Ltd.	2,000	45,884
		4,434,661
Media — 1.4%
Informa, PLC	4,850	27,783
Mango Excellent Media Co., Ltd.*	25,588	189,790
MultiChoice Group*	5,548	27,411
MultiChoice Group, Ltd., ADR*	93	448
Pearson, PLC, SP ADR	15,198	88,148
Shaw Communications, Inc., Class B	9,386	158,436
Thomson Reuters Corp.	1,419	95,584
Vivendi SA, ADR	5,370	122,221
Wolters Kluwer	30,669	2,440,284
Wolters Kluwer NV, SP ADR	667	52,766
		3,202,871
Mining — 0.7%
Antofagasta, PLC	8,790	95,977
Barrick Gold Corp.	6,196	148,704
Boliden AB	2,900	63,369
Cameco Corp.	3,460	37,610
Franco-Nevada Corp.	1,038	145,922
MMC Norilsk Nickel PJSC, ADR	6,641	211,051
Newcrest Mining Ltd.	1,769	35,845
Norsk Hydro ASA	15,202	38,645
Rio Tinto, PLC, SP ADR	1,211	65,297
South32 Ltd.	44,192	55,875
Southern Copper Corp.	3,807	138,194
Sumitomo Metal Mining Co., Ltd.	2,000	55,753
Teck Resources, Ltd., Class B	8,215	77,960
Vedanta, Ltd., ADR	24,495	119,536
Wheaton Precious Metals Corp.	7,016	301,688
		1,591,426
Miscellaneous Manufacturing — 0.9%
Airtac International Group	19,210	331,186
Orica Ltd.	5,536	63,578
Siemens AG	1,920	211,689
Smiths Group, PLC	88,284	1,439,435
Sunny Optical Technology Group Co., Ltd.	3,869	51,995
Toshiba Corp.	96	2,633
		2,100,516
Office/Business Equipment — 0.1%
Canon, Inc.	2,800	57,497
Fujifilm Holdings Corp.	1,100	50,453
FUJIFILM Holdings Corp., ADR	1,289	59,217
		167,167
Oil & Gas — 3.4%
BP, PLC, SP ADR	3,640	84,230
Canadian Natural Resources, Ltd.	1,292	23,385
China Petroleum & Chemical Corp.	130,000	60,654
DCC, PLC	57,405	4,815,300
Eni SpA	83,124	755,975
Equinor ASA, SP ADR	6,656	97,111
Lukoil , PJSC, SP ADR	6,587	495,935
Neste Oyj	756	30,806
Novatek PJSC, SP GDR	438	63,839

Oil Search Ltd.	31,786	73,903
Petroleo Brasileiro, SP ADR*	10,959	83,617
Reliance Industries Ltd.	14,203	275,928
Repsol SA	10,293	96,909
Royal Dutch Shell, PLC, Class A, SP ADR	15,772	503,915
Total SA, SP ADR	9,625	361,708
Ultrapar Participacoes SA, SP ADR	7,935	25,233
		7,848,448
Oil & Gas Services — 0.1%
Dialog Group Bhd	238,567	219,381
Pharmaceuticals — 8.8%
Alfresa Holdings Corp.	160,700	3,243,752
Aspen Pharmacare Holdings Ltd., ADR*	6,986	54,700
Astellas Pharma, Inc.	3,700	66,111
Astellas Pharma, Inc., ADR	1,987	35,448
AstraZeneca, PLC, SP ADR	5,764	314,714
Bausch Health Cos, Inc.*	3,548	65,567
Bayer AG	1,297	88,662
Bayer AG, SP ADR	3,620	61,902
Celltrion, Inc.*	118	20,432
Chugai Pharmaceutical Co., Ltd.	700	103,441
CSPC Pharmaceutical Group, Ltd.	12,000	23,656
Daiichi Sankyo Co., Ltd.	916	86,072
Daiichi Sankyo Co., Ltd., SP ADR	292	26,630
Dr. Reddy's Laboratories, Ltd., ADR	3,953	211,248
Eisai Co., Ltd.	92	7,221
Glaxosmithkline, PLC	118,242	2,449,105
Glaxosmithkline, PLC, SP ADR	3,248	136,156
Grifols SA, ADR	3,888	73,600
Jiangsu Hengrui Medicine Co., Ltd., Class A	16,260	179,462
Kobayashi Pharmaceutical Co., Ltd.	471	42,137
Merck KGaA	587	67,667
Novartis AG	33,751	2,938,226
Novartis AG, SP ADR	25,377	2,218,711
Novo-Nordisk AS, SP ADR	6,449	425,247
Orion Corporation, Class B	672	35,968
Otsuka Holdings Co., Ltd.	1,100	49,612
Recordati SpA	35,177	1,601,961
Roche Holdings AG	5,967	2,071,276
Roche Holdings AG, SP ADR	12,016	520,894
Sanofi	26,784	2,619,873
Sanofi, ADR	4,424	217,263
Shionogi & Co., Ltd.	227	13,461
Takeda Pharmaceutical Co., Ltd., SP ADR	11,568	225,576
UCB SA	21	2,102
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	12,875	264,933
		20,562,786
Pipelines — 0.2%
Enbridge, Inc.	4,650	150,893
TC Energy Corp.	6,045	272,085
		422,978
Private Equity — 0.2%
3i Group, PLC	3,463	35,438
Macquarie Korea Infrastructure Fund	29,680	284,406
Partners Group Holding AG	66	54,983
		374,827
Real Estate — 0.8%
Aroundtown SA	6,368	35,025
CapitaLand, Ltd.*	5,654	11,610
China Overseas Land & Investment, Ltd.	9,605	29,457
China Resources Land, Ltd.	1,714	6,835
China Vanke Co., Ltd.	6,000	19,587
CK Asset Holdings, Ltd.	12,138	66,669
Country Garden Holdings Co., Ltd.	31,000	38,804
Country Garden Services Holdings Co., Ltd.*	96,448	456,971
Daito Trust Construction Co., Ltd.	300	31,744

Deutsche Wohnen SE	1,095	49,032
Great Eagle Holdings, Ltd.	356,662	852,369
Longfor Group Holdings, Ltd.(a)	6,500	29,725
REA Group, Ltd.	633	42,568
Shanghai Industrial Urban Development Group, Ltd.	20,000	1,843
Sun Hung Kai Properties, Ltd.	472	5,528
Sunac China Holdings, Ltd.	10,261	43,373
UOL Group, Ltd.	8,000	38,881
Vonovia SE	1,595	91,741
Wheelock & Co., Ltd.	14,000	95,036
		1,946,798
REITS — 0.5%
Ascendas Real Estate Investment Trust	23,000	51,187
CapitaLand Mall Trust	25,000	36,072
Fibra Uno Administracion SA de CV*	177,825	136,409
Gecina SA	330	42,400
Goodman Group	6,677	68,595
Japan Real Estate Investment Corp.	7	38,101
Japan Retail Fund Investment Corp.	38	50,117
Link	2,403	18,147
Merlin Properties Socimi SA	65,058	548,104
Nippon Prologis REIT, Inc.	15	42,274
Segro, PLC	5,434	56,467
United Urban Investment Corp.	51	53,996
		1,141,869
Retail — 3.2%
Aeon Co., Ltd.	676	14,980
Alibaba Health Information Technology, Ltd.*	61,501	145,332
ANTA Sports Products, Ltd.	5,561	49,838
Astra International Tbk PT, ADR	3,615	22,774
Bidvest Group, Ltd., (The)	3,146	27,308
Cie Financiere Richemont SA, ADR	12,160	70,333
Clicks Group, Ltd.	10,542	139,799
CP ALL PCL, NVDR	87,390	194,084
Fast Retailing Co., Ltd.	147	82,627
Industria de Diseno Textil SA, ADR	7,152	99,663
Lawson, Inc.	1,000	55,476
Li Ning Co., Ltd.*	85,262	288,846
Lojas Renner SA	39,484	285,015
Next, PLC	352	21,288
Nitori Holdings Co., Ltd.	353	63,912
Pan Pacific International Holdings Corp.	2,000	40,329
Raia Drogasil SA	23,638	488,414
Restaurant Brands International, Inc.	3,260	177,866
Sundrug Co., Ltd.	1,100	37,054
Swatch Group AG, (The)	7,924	1,598,517
TITAN COMPANY, Ltd.	10,371	122,567
Tsuruha Holdings	17,000	2,516,986
USS Co., Ltd.	2,140	37,315
Wal-Mart de Mexico SAB de CV	123,639	309,453
Wal-Mart de Mexico SAB de CV, SP ADR	2,313	57,918
Yum China Holdings, Inc.	11,155	516,923
		7,464,617
Semiconductors — 4.4%
ASE Technology Holding Co., Ltd., ADR	6,033	24,615
ASM Pacific Technology, Ltd.	9	83
ASML Holding NV	1,104	361,648
ASML Holding NV, ADR	1,129	372,017
Mediatek, Inc.	29,293	452,271
NVIDIA Corp.	1,429	507,324
NXP Semiconductors NV	544	52,278
Parade Technologies Ltd.	8,409	242,205
Rohm Co., Ltd.	40	2,710
Samsung Electronic Co., Ltd.	34,635	1,426,480
Samsung Electronic Co., Ltd., GDR	1,947	2,009,669
SK Hynix, Inc.	9,530	631,959

SUMCO Corp.	34	525
Taiwan Semiconductor Manufacturing Co., Ltd.	151,000	1,467,912
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	47,033	2,367,171
Tokyo Electron, Ltd.	400	80,493
Tokyo Electron, Ltd., ADR	1,048	52,798
United Microelectronics Corp., SP ADR	36,418	92,137
		10,144,295
Software — 2.4%
Arco Platform, Ltd., Class A*	1,832	88,815
BlackBerry Ltd.*	10,732	49,797
CD Projekt SA	5,937	598,486
Dassault Systemes SE, SP ADR	490	82,776
Dassault Systemes SE	475	81,098
NetEase, Inc., ADR	2,888	1,105,815
Nexon Co., Ltd.	2,300	47,922
Open Text Corp.	5,184	215,343
Playtech, PLC	236,565	777,433
SAP SE	11,566	1,476,080
SAP SE, SP ADR	2,021	258,890
Sea, Ltd., ADR*	3,666	292,547
SimCorp A/S	3,131	345,707
Yonyou Network Technology Co., Ltd., Class A	42,770	209,903
		5,630,612
Telecommunications — 4.3%
Accton Technology Corp.	39,337	317,079
America Movil SAB de CV, Class L, SP ADR	21,331	282,849
BCE, Inc.	5,954	246,912
Belgacom SA	43,139	895,060
China Mobile, Ltd.	21,500	152,021
Chunghwa Telecom Co., Ltd.	48,488	178,535
Chunghwa Telecom Co., Ltd., SP ADR	10,212	378,150
Deutsche Telekom AG, SP ADR	5,690	90,016
Elisa OYJ	619	38,572
GDS Holdings Ltd., ADR*	4,923	280,611
Hellenic Telecommunications Organization SA	14,267	199,752
Hikari Tsushin, Inc.	200	43,865
KDDI Corp.	100,264	2,926,626
Millicom International Cellular SA, SDR	116	2,771
MTN Group, Ltd.	23,254	72,086
NICE Ltd., SP ADR*	288	53,608
Nippon Telegraph & Telephone Corp. ADR	4,220	95,921
Nokia OYJ, SP ADR	20,351	80,386
NTT DOCOMO, Inc.	703	19,321
NTT DOCOMO, Inc., SP ADR	2,092	57,216
Orange SA	5,493	66,061
PLDT, Inc., SP ADR	2,630	64,277
Rogers Communications, Inc., Class B	894	37,459
Singapore Telecommunications Ltd.	16,000	28,177
SK Telecom Ltd., SP ADR	6,177	118,907
Softbank Corp.	3,856	48,963
Softbank Group Corp., ADR	7,968	181,989
Swisscom AG	80	41,632
Tele2 AB, Class B	1,551	20,551
Telefonaktiebolaget LM Ericsson, Class B	298,762	2,735,868
Telefonaktiebolaget LM Ericsson, SP ADR	2,495	22,804
Telefonica SA, SP ADR	14,765	70,281
Telekomunikasi Indonesia Persero Tbk PT, SP ADR	663	14,155
Telenor ASA, ADR	3,481	52,285
Turkcell Iletisim Hizmetleri AS, ADR	6,168	31,950
Vodafone Group, PLC, SP ADR	3,568	58,908
		10,005,624

Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	800	44,477
Nintendo Co., Ltd.	200	81,316
Nintendo, Ltd., ADR	1,152	58,568
		184,361
Transportation — 0.4%
Aurizon Holdings Ltd.	22,111	70,144
Canadian National Railway Co.	3,433	295,375
Canadian Pacific Railway, Ltd.	211	52,676
Deutsche Post AG, SP ADR*	3,012	93,854
DSV PANALPINA A S, ADR	826	43,637
East Japan Railway Co.	91	7,147
Hankyu Hanshin Holdings, Inc.	1,000	37,007
Keio Corp.	1,000	59,622
Kintetsu Group Holdings Co., Ltd.	577	28,349
Mitsui OSK Lines Ltd.	3,000	53,310
West Japan Railway Co.	283	18,321
ZTO Express Cayman, Inc., ADR	7,901	257,731
		1,017,173
Water — 0.8%
Guangdong Investment Ltd.	10,000	19,774
United Utilities Group, PLC	168,793	1,921,577
		1,941,351
TOTAL COMMON STOCKS
(Cost $200,821,556)		206,235,331
EXCHANGE TRADED FUNDS - 0.1%
Diversified Financial Services — 0.1%
Ishares MSCI India ETF	9,081	249,637
TOTAL EXCHANGE TRADED FUNDS
(Cost $296,595)		249,637
PREFERRED STOCKS - 1.2%
Auto Manufacturers — 0.0%
Porsche Auto SE, 4.401%	851	46,785
Banks — 0.1%
Banco Bradesco SA, ADR, 13.001%*	36,819	127,394
Bancolombia SA, SP ADR, 6.075%	1,414	36,566
		163,960
Chemicals — 0.3%
Fuchs Petrolub SE, 2.708%	16,552	662,623
Cosmetics/Personal Care — 0.4%
LG Household & Health Care, Ltd., 1.561%	1,515	877,637
Semiconductors — 0.4%
Samsung Electronic Co., Ltd., 3.269%	25,666	893,595
TOTAL PREFERRED STOCKS
(Cost $2,880,713)		2,644,600
SHORT-TERM INVESTMENTS - 9.6%
U.S. Bank Money Market Deposit Account, 0.13%(b)	22,278,146	22,278,146
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,278,146)		22,278,146
TOTAL INVESTMENTS - 99.5%
(Cost $226,277,010)		231,407,714
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		1,278,951
NET ASSETS - 100.0%		$232,686,665

* Non-income producing security.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of May 31, 2020, total market value of Rule 144A securities is $3,266,248 and represents 1.4% of net assets.

(b) The rate shown is as of May 31, 2020.
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
SDR Special Drawing Right
SP ADR Sponsored ADR
SP GDR Sponsored GDR

AQUARIUS INTERNATIONAL FUND

NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
AQUARIUS INTERNATIONAL FUND
Common Stocks	$206,235,331	$52,131,919	$154,103,412	-
Exchange-Traded Funds	249,637	249,637	-	-
Preferred Stocks	2,644,600	163,960	2,480,640	-
Short-Term Investments	22,278,146	22,278,146	-	-
Total Investments*	$231,407,714	$74,823,662	$156,584,052	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.